FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	3/31/01

Check here if Amendment {X}; 	Amendment Number: 1
This Amendment (Check only one.): 	{X}	is a restatement.
						{ } 	adds new holdings entries.

This amendment is to cancel accession number 0000898419-01-500015. The wrong CIK code was utilized when filing this 13F-NT.
A 13F-NT is not required for Prudential plc.


Institutional Investment Manager Filing this Report:

Name: 		 Prudential plc
Address:		 Laurence Pountney Hill
			 London, England EC4R OHH



13F File Number: 		28-3582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Drew Ahrens
Title: 	Vice President, Compliance Manager
Phone: 	312-634-2607
Signature, Place, and Date of Signing:

Drew Ahrens		Chicago, IL 		May 31, 01

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Prudential plc        28-3582
Laurence Pountney Hill,
London, England EC4R OHH

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.